Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 4,127,947	$ 4,157,614
Other prepaid expenses and current assets, allowance for doubtful accounts	123,823	144,903
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,617,509	94,566,617
Ordinary shares, shares outstanding	89,989,676	89,938,784
Treasury stock, shares	4,627,833	4,627,833
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 3,007,592	$ 3,035,891